Net Interest Expense and Other Net Finance Expense (Tables)	12 Months Ended
Dec. 31, 2019
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Schedule of Interest Expense
Net interest expense

		For the year ended December 31
		2019	2018
	Note	$	$

Interest on notes payable		2.6	2.1
Interest on credit facilities		37.6	28.4
Interest on lease liabilities	12	32.3	-
Other		0.8	1.1

Total interest expense		73.3	31.6

Interest income on FVOCI investment debt securities		(2.5)	(2.5)
Other		(1.2)	(0.4)

Total interest income		(3.7)	(2.9)

Net interest expense		69.6	28.7

Schedule of Other Net Finance Expense

Other net finance expense	For the year ended December 31
	2019	2018
	$	$

Realized loss on sale of FVOCI investment debt securities	-	0.3
Amortization on FVOCI investment debt securities	-	0.5
Bank charges	3.5	5.6

Total other finance expense	3.5	6.4
Derecognition of notes payable	(0.4)	(0.7)

Other net finance expense	3.1	5.7